CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 196,346	$ 185,904	$ 159,338
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	182,026	173,230	157,142
Stock-based compensation	101,667	80,864	67,223
Accrued severance pay, net	1,323	(1,964)	1,020
Amortization of premium and discount and accrued interest on marketable securities	(633)	(53)	(598)
Deferred taxes, net	(33,241)	(12,208)	(30,172)
Changes in operating assets and liabilities:
Trade receivables, net	22,245	(29,863)	(72,583)
Prepaid expenses and other current assets	(80,665)	(76,180)	(29,852)
Trade payables	4,094	777	(3,526)
Accrued expenses and other liabilities	14,875	31,730	48,095
Operating lease right-of-use assets, net	18,167	19,104	0
Deferred revenues	63,202	13,810	92,768
Operating lease liabilities	(19,569)	(18,839)	0
Amortization of discount on debt	13,297	9,236	8,670
Other	(2,828)	(1,390)	(916)
Net cash provided by operating activities	480,306	374,158	396,609
Cash flows from investing activities:
Purchase of property and equipment	(24,186)	(27,293)	(31,442)
Purchase of investments	(583,115)	(619,060)	(429,500)
Proceeds from investments	328,593	362,713	137,180
Payments for business and asset acquisitions, net of cash acquired	(147,261)	(25,972)	(104,776)
Capitalization of internal use software costs	(39,098)	(34,679)	(32,225)
Net cash used in investing activities	(465,067)	(344,291)	(460,763)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	8,865	5,428	19,048
Purchase of treasury shares	(48,272)	(47,276)	(26,004)
Capital lease payments	(177)	(816)	(876)
Proceeds from issuance of exchangeable senior notes, net	451,421	0	0
Repayment of debt	(215,000)	0	(8,436)
Net cash provided by (used in) financing activities	196,837	(42,664)	(16,268)
Effect of exchange rate changes on cash	1,868	(979)	(5,781)
Net change in cash and cash equivalents	213,944	(13,776)	(86,203)
Cash and cash equivalents at the beginning of the year	228,323	242,099	328,302
Cash and cash equivalents at the end of the year	442,267	228,323	242,099
Cash paid during the year for:
Income taxes	83,251	65,200	42,858
Interest	7,829	11,493	12,319
NNon-cash activities:
Decrease in other receivables with respect to exercise of share options	0	0	53
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 112	$ 35	$ 1,282